LEASES (Details - Finance lease maturity) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases
2025 (remainder of year)	$ 18
2026	34
2027	34
2028	17
Total	103
Imputed interest	(8)
Present value of lease liabilities	$ 95	$ 101